Convertible Note (Details) - USD ($)							9 Months Ended	12 Months Ended
	Aug. 15, 2025	Feb. 14, 2025	Dec. 06, 2024	Dec. 04, 2024	Dec. 03, 2024	Aug. 19, 2024	Sep. 30, 2025	Dec. 31, 2024
Convertible Notes [Line Items]
Percentage of paid in kind interest	9.00%						12.00%	12.00%
Percentage of interest rate	3.00%						6.00%	6.00%
Debt issuance costs							$ 100,000	$ 100,000
Gross cash proceeds							25,000,000	25,000,000
Conversion amount							$ 6	$ 6
Share price (in Dollars per share)							$ 7.5	$ 7.5
Ton Interest Expense [Member]
Convertible Notes [Line Items]
Aggregate principal amount							$ 4,000,000	$ 3,350,000
One Investor [Member]
Convertible Notes [Line Items]
Aggregate principal amount						$ 1,000,000
One Investor [Member] | One Note [Member]
Convertible Notes [Line Items]
Aggregate principal amount					$ 200,000
Three Investors [Member] | Three Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount				$ 1,483,000
Two Investors [Member] | Two Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount			$ 667,000
Five Investors [Member] | Five Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount		$ 650,000